Debt - Reconciliation to Consolidated Balance Sheets (Details)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 USD ($)	Sep. 30, 2015	May 31, 2015	Apr. 30, 2015
Debt
Principal	$ 7,956,842,000		$ 8,437,105,000
Debt issuance cost, net	(108,328,000)		(125,852,000)
Premium	23,771,000		32,115,000
Swap	(9,123,000)		(9,195,000)
Total	$ 7,863,162,000		8,334,173,000
7.500% Senior Secured Notes due 2019
Debt
Stated interest rate on debt (as a percent)	7.50%	7.50%		7.50%
5.500% Senior Secured Notes due 2020
Debt
Stated interest rate on debt (as a percent)	5.50%	5.50%		5.50%	5.50%	5.50%
Senior Notes
Debt
Principal	$ 6,572,665,000		6,660,895,000
Debt issuance cost, net	(80,309,000)		(101,107,000)
Premium	23,771,000		32,115,000
Swap	(9,123,000)		(9,195,000)
Total	6,507,004,000		6,582,708,000
Senior Notes | 6.250% Senior Secured Notes due 2022
Debt
Principal	1,500,000,000		1,500,000,000
Debt issuance cost, net	(17,804,000)		(20,610,000)
Premium	0		0
Swap	(10,046,000)		(10,515,000)
Total	$ 1,472,150,000		$ 1,468,875,000
Stated interest rate on debt (as a percent)	6.25%	6.25%	6.25%
Senior Notes | 6.500% Senior Secured Notes due 2025
Debt
Principal	$ 1,100,000,000		$ 1,100,000,000
Debt issuance cost, net	(14,463,000)		(15,751,000)
Premium	0		0
Swap	0		0
Total	$ 1,085,537,000		$ 1,084,249,000
Stated interest rate on debt (as a percent)	6.50%	6.50%	6.50%
Senior Notes | 4.750% Senior Secured Notes due 2023
Debt
Principal	$ 895,985,000	€ 850,000,000	$ 925,395,000
Debt issuance cost, net	(11,068,000)		(12,977,000)
Premium	0		0
Swap	0		0
Total	$ 884,917,000		$ 912,418,000
Stated interest rate on debt (as a percent)	4.75%	4.75%	4.75%
Senior Notes | 4.125% Senior Secured Notes due 2020
Debt
Principal	$ 737,870,000	€ 700,000,000	$ 762,090,000
Debt issuance cost, net	(7,405,000)		(9,878,000)
Premium	0		0
Swap	0		0
Total	$ 730,465,000		$ 752,212,000
Stated interest rate on debt (as a percent)	4.125%	4.125%	4.125%
Senior Notes | 5.625% Senior Secured Notes due 2020
Debt
Principal	$ 600,000,000		$ 600,000,000
Debt issuance cost, net	(6,046,000)		(7,755,000)
Premium	0		0
Swap	0		0
Total	$ 593,954,000		$ 592,245,000
Stated interest rate on debt (as a percent)	5.625%	5.625%	5.625%
Senior Notes | 7.500% Senior Secured Notes due 2019
Debt
Principal	$ 500,000,000		$ 500,000,000
Debt issuance cost, net	(29,000)		0
Premium	20,733,000		28,345,000
Swap	1,190,000		1,664,000
Total	$ 521,894,000		$ 530,009,000
Stated interest rate on debt (as a percent)	7.50%	7.50%	7.50%
Senior Notes | 6.625% Senior Secured Notes due 2018
Debt
Principal	$ 527,050,000	€ 500,000,000	$ 544,350,000
Debt issuance cost, net	(5,494,000)		(10,435,000)
Premium	0		0
Swap	0		0
Total	$ 521,556,000		$ 533,915,000
Stated interest rate on debt (as a percent)	6.625%	6.625%	6.625%
Senior Notes | 4.750% Senior Secured Notes due 2020
Debt
Principal	$ 527,050,000	€ 500,000,000	$ 544,350,000
Debt issuance cost, net	(18,000,000)		(23,701,000)
Premium	0		0
Swap	0		0
Total	$ 509,050,000		$ 520,649,000
Stated interest rate on debt (as a percent)	4.75%	4.75%	4.75%
Senior Notes | 5.500% Senior Secured Notes due 2020
Debt
Principal	$ 124,143,000		$ 124,143,000
Debt issuance cost, net	0		0
Premium	2,418,000		3,034,000
Swap	(267,000)		(344,000)
Total	$ 126,294,000		$ 126,833,000
Stated interest rate on debt (as a percent)	5.50%	5.50%	5.50%
Senior Notes | 5.350% Senior Secured Notes due 2023
Debt
Principal	$ 60,567,000		$ 60,567,000
Debt issuance cost, net	0		0
Premium	620,000		736,000
Swap	0		0
Total	$ 61,187,000		$ 61,303,000
Stated interest rate on debt (as a percent)	5.35%	5.35%	5.35%
Term loan | Term Loan Facilities due 2019
Debt
Principal	$ 843,280,000		$ 870,960,000
Debt issuance cost, net	(3,728,000)		(4,175,000)
Premium	0		0
Swap	0		0
Total	839,552,000		866,785,000
Revolving Credit Facilities due 2021 | Revolving Credit Facilities due 2021
Debt
Principal	540,820,000		855,480,000
Debt issuance cost, net	(24,291,000)		(20,512,000)
Premium	0		0
Swap	0		0
Total	516,529,000		834,968,000
Capital securities | Other
Debt
Principal			49,530,000
Debt issuance cost, net			(58,000)
Premium			0
Swap			0
Total			49,472,000
Other | Other
Debt
Principal	77,000		240,000
Debt issuance cost, net	0		0
Premium	0		0
Swap	0		0
Total	$ 77,000		$ 240,000